Income taxes - Schedule of Income Tax Expense (Recovery) Attributable to Earnings (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current	$ 15.9	$ 18.2
Deferred	49.1	168.6
Total	65.0	186.8
Canada
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current	3.8	4.2
Deferred	(18.2)	137.4
Total	(14.4)	141.6
United States	(8.1)	80.1
Provincial income tax benefit (expense)	(6.3)	61.5
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current	11.7	1.2
Deferred	62.0	29.9
Total	73.7	31.1
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current	0.4	12.8
Deferred	5.3	1.3
Total	$ 5.7	$ 14.1